CERTAIN TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2014
NuPathe [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
potential additional payments of purchase price	$ 109
Labrys Biologics [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Portion of purchase price paid in cash	207
potential additional payments of purchase price	$ 625